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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number   811-21866
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                                Highland Funds I
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               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
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               (Address of principal executive offices) (Zip code)


                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 972-628-4100
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                       Date of fiscal year end: August 31
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             Date of reporting period: July 1, 2005 -- June 30, 2006
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.



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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

As of June 30, 2006 the Fund had not commenced operations therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote.



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       Highland Funds I
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By (Signature and Title)*  /s/ James D. Dondero
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                           James D. Dondero, Chief Executive Officer
                           (Principal Executive Officer)

Date             October 13, 2006
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*Print the name and title of each signing officer under his or her signature.